Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
Note 6 Earnings Per Share
Basic earnings per share attributable to TDS shareholders is computed by dividing Net income attributable to TDS shareholders by the weighted average number of Common Shares outstanding during the period. Diluted earnings per share attributable to TDS shareholders is computed by dividing Net income attributable to TDS shareholders by the weighted average number of Common Shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon the exercise of outstanding stock options and the vesting of performance and restricted stock units.
The amounts used in computing basic and diluted earnings per share attributable to TDS shareholders were as follows:

Year Ended December 31,	2020	2019	2018
(Dollars and shares in millions, except per share amounts)
Net income attributable to TDS shareholders used in basic earnings per share	$226	$121	$135
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(3)	(1)	(2)
Net income attributable to TDS shareholders used in diluted earnings per share	$223	$120	$133

Weighted average number of shares used in basic earnings per share:
Common Shares	107	107	105
Series A Common Shares	7	7	7
Total	114	114	112

Effects of dilutive securities	1	2	2
Weighted average number of shares used in diluted earnings per share	115	116	114

Basic earnings per share attributable to TDS shareholders	$1.97	$1.06	$1.20

Diluted earnings per share attributable to TDS shareholders	$1.93	$1.03	$1.17
Certain Common Shares issuable upon the exercise of stock options or vesting of performance and restricted stock units were not included in weighted average diluted shares outstanding for the calculation of Diluted earnings per share attributable to TDS shareholders because their effects were antidilutive. The number of such Common Shares excluded was 5 million shares, 2 million shares and 3 million shares for 2020, 2019 and 2018, respectively.